PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 17,175	$ 13,683
Less: accumulated depreciation and amortization	11,650	9,097
Total property and equipment, net	5,525	4,586
Depreciation expense	2,090	1,688	$ 1,897
Offices, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	10,796	8,866
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,449	595
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,958	1,870
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,972	$ 2,352